Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and fee income
Interest and fees on loans	$ 16,231,844	$ 35,048,167	$ 27,392,936
Interest and fees on loans-related parties	293,395	491,080	779,832
Interest on deposits with banks	1,076	4,652	5,883
Total interest and fee income	16,526,315	35,543,899	28,178,651
Interest expense
Interest expense on short-term bank loans	(1,583,491)	(715,535)	(425,139)
Interest expense and fees on secured loan	(3,253,472)	(2,442,527)	(2,302,136)
Interest expense on loans from related parties			(61,542)
Interest expense on loans from a cost investment investee	(2,530,586)	(1,818,656)	(1,101,871)
Total interest expenses	(7,367,549)	(4,976,718)	(3,890,688)
Provisions for loan losses	(55,299,749)	(4,650,887)	(2,166,110)
Net Interest Income (Loss)	(46,140,983)	25,916,294	22,121,853
Non-interest income	570,756	107,512	13,212
Non-interest expenses
Salaries and employee surcharge	(808,657)	(1,271,650)	(917,159)
Business taxes and other taxes	(141,284)	(686,266)	(1,449,993)
Other operating expenses	(2,053,401)	(2,666,148)	(2,790,192)
Investment impairment	(3,698,868)
Total non-interest expenses	(6,702,210)	(4,624,064)	(5,157,344)
Non-operating expenses	243,913
Income (Loss) Before Tax	(52,028,524)	21,399,742	16,977,721
Income tax expense	(2,754,749)	(4,121,338)	(2,857,907)
Net Income (Loss)	(54,783,273)	17,278,404	14,119,814
Dividend - Convertible Redeemable Class A preferred stock	(686,400)	(333,327)
Net income (loss) allocated to ordinary shareholders	(55,469,673)	16,945,077	14,119,814
Other comprehensive income (loss)
Foreign currency translation adjustments	5,608,353	(7,530,549)	(5,714,112)
Comprehensive Income (loss)	$ (49,174,920)	$ 9,747,855	$ 8,405,702
Weighted-average common shares outstanding - basic	17,343,763	18,353,249	20,859,953
Weighted-average common shares outstanding - diluted	17,343,763	21,871,632	20,859,953
Earnings (loss) per share to ordinary shareholders - Basic	$ (3.20)	$ 0.92	$ 0.68
Earnings (loss) per share to ordinary shareholders - Diluted	$ (3.20)	$ 0.77	$ 0.68